UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 09/30/01
                                               --------

Check here if Amendment [X ];        Amendment Number:  1

     This Amendment (Check only one.):   [X] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        WAKLEY & ROBERTON, INC.
                     -----------------------------------------
Address:                     500 - 108TH AVE. NE
                     -----------------------------------------
                             SUITE 1770
                     -----------------------------------------
                             BELLEVUE, WA  98004
                     -----------------------------------------

Form 13F File Number:    28-06804
                         -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           MARGE JOHNSON
           -------------------------------------
Title:          OFFICE MANAGER
           -------------------------------------
Phone:          (425) 455-4875
           -------------------------------------


Signature, Place, and Date of Signing:

     /S/ MARGE JOHNSON             BELLEVUE, WA             02/13/02
---------------------------     --------------------   --------------------
    [Signature]                   [City, State]             [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File Number           Name

           28- _________________




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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                          --------------------------

Form 13F Information Table Entry Total:           52
                                          --------------------------

Form 13F Information Table Value Total:   $      63,052
                                          --------------------------
                                               (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________                     NONE
                                                     ---------------------------








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                             WAKLEY & ROBERTON, INC.
                               SEPTEMBER 30, 2001


      Item 1                      Item 2        Item 3      Item 4       Item 5     Item 6      Item 7             Item 8
  Name of Issuer                  Title of      CUSIP     Fair Market    Shares of Investment  Managers            Voting
                                   Class        Number    Value(X$1,000) Principal Discretion                     Authority
                                                                         Amount                          a.Sole   b.Shared   c.None

MICROSOFT CORP                     Common      59491810      7,269      142,064      Sole        N/A       3,670             138,394
GENERAL ELECTRIC COMPANY           Common      36960410      4,917      132,175      Sole        N/A         600             131,575
INTERNATIONAL BUSINESS MACHINES    Common      45920010      4,181       45,295      Sole        N/A       1,000              44,295
EXXON MOBILE CORP                  Common     30231G102      3,402       86,334      Sole        N/A       1,000              85,334
INTEL CORP                         Common      45814010      3,241      158,546      Sole        N/A       4,500             154,046
J P MORGAN CHASE & CO COM          Common     46625H100      2,702       79,120      Sole        N/A       1,050              78,070
MERCK & CO., INC.                  Common      58933110      2,636       39,585      Sole        N/A         250              39,335
JOHNSON & JOHNSON                  Common      47816010      2,069       37,350      Sole        N/A         800              36,550
CITIGROUP INC COM                  Common     172967101      1,775       43,816      Sole        N/A       2,100              41,716
WAL-MART STORES                    Common     931142103      1,621       32,740      Sole        N/A         300              32,440
MCDONALD'S CORPORATION             Common      58013510      1,603       59,076      Sole        N/A       1,400              57,676
ORACLE CORPORATION                 Common      68389X10      1,514      120,358      Sole        N/A       2,000             118,358
BRISTOL MYERS SQUIBB CO.           Common      11012210      1,429       25,725      Sole        N/A         200              25,525
ROYAL DUTCH PETROLEUM COMPANY      Common      78025780      1,401       27,875      Sole        N/A         600              27,275
PEPSICO, INC.                      Common      71344810      1,387       28,600      Sole        N/A           0              28,600
COSTCO WHOLESALE                   Common     22160K105      1,373       38,600      Sole        N/A         400              38,200
AMERICAN INTERNATIONAL GRP         Common      26874107      1,302       16,687      Sole        N/A         600              16,087
NASDAQ 100 TR UNIT SER 1         Unit Ser 1   631100104      1,277       44,075      Sole        N/A         650              43,425
AOL TIME WARNER INC COM            Common     00184A105        965       29,165      Sole        N/A       1,800              27,365
AMERICAN HOME PRODUCTS CORP        Common       2660910        941       16,150      Sole        N/A           0              16,150
BP PLC                             Common       5562210        896       18,232      Sole        N/A           0              18,232
ALBERTSON'S, INC.                  Common       1310410        885       27,775      Sole        N/A           0              27,775
VERIZON COMMUNICATIONS COM         Common      92343V10        836       15,457      Sole        N/A           0              15,457
US BANCORP DEL COM                 Common     902973304        804       36,245      Sole        N/A         450              35,795
CISCO SYSTEMS INC COM              Common      17275R10        787       64,597      Sole        N/A         800              63,797
HEWLETT-PACKARD COMPANY            Common      42823610        785       48,775      Sole        N/A           0              48,775
EMERSON ELECTRIC                   Common     291011104        776       16,500      Sole        N/A         275              16,225
STATE ST CORP                      Common      85747710        728       16,000      Sole        N/A           0              16,000
HOME DEPOT INC COM                 Common     437076102        680       17,725      Sole        N/A           0              17,725
CHEVRON CORPORATION                Common      16675110        674        7,956      Sole        N/A         100               7,856
MOTOROLA, INC.                     Common      62007610        655       42,000      Sole        N/A           0              42,000
PROCTER & GAMBLE                   Common      74271810        576        7,920      Sole        N/A           0               7,920
AMERICAN EXPRESS                   Common     025816109        535       18,425      Sole        N/A         700              17,725
DELL COMPUTER CORP COM             Common     247025109        530       28,595      Sole        N/A         250              28,345
TEXAS INSTRS INC COM               Common     882508104        496       19,875      Sole        N/A           0              19,875
SCHLUMBERGER, LTD.                 Common      80685710        484       10,600      Sole        N/A           0              10,600

PHILLIP MORRIS COS  INC            Common     718154107        474        9,825      Sole        N/A           0               9,825
PFIZER, INC.                       Common      71708110        454       11,322      Sole        N/A         600              10,722
E M C CORP MASS COM                Common     268648102        433       36,890      Sole        N/A         500              36,390
MINNESOTA MINING & MFG.            Common     604059105        433        4,400      Sole        N/A           0               4,400
TEXACO, INC.                       Common      88169410        397        6,100      Sole        N/A           0               6,100
TYCO INTL LTD NEW COM              Common     902124106        329        7,225      Sole        N/A           0               7,225
ELI LILLY & COMPANY                Common      53245710        303        3,750      Sole        N/A           0               3,750
BANK OF AMERICA CORP.              Common       6605010        294        5,033      Sole        N/A           0               5,033
AMGEN INC                          Common      31162100        257        4,375      Sole        N/A         675               3,700
FEDERAL NATIONAL MORTGAGE ASSN     Common     313586109        240        3,000      Sole        N/A           0               3,000
NOKIA CORP                         Common      65490220        233       14,900      Sole        N/A         700              14,200
VODAFONE AIRTOUCH PLC NEW          Common      92857W10        233       10,600      Sole        N/A           0              10,600
    SPONSORED ADR
NIKE, INC CL B                     Common     654106103        220        4,700      Sole        N/A           0               4,700
SPDR TR UNIT SER 1                 Common      78462F10        209        2,000      Sole        N/A           0               2,000
CATERPILLAR, INC.                  Common      14912310        206        4,600      Sole        N/A           0               4,600
SBC COMMUNICATIONS, INC..          Common     78387G103        205        4,354      Sole        N/A           0               4,354


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